Risk Management - Summary of Roll-Forward Schedule of Cumulative Foreign Exchange Losses Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	$ 77,550	$ 66,055
Balance at the end of the period	81,502	77,550
Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(11,297)	(20,288)
Recognized in shareholders' equity	(358)	7,114
Balance at the end of the period	(9,573)	(11,297)
Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	2,080	1,678
Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	2	199
Before Tax [Member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(17,119)	(30,739)
Recognized in shareholders' equity	(543)	10,779
Balance at the end of the period	(14,508)	(17,119)
Before Tax [Member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	3,151	2,542
Before Tax [Member] | Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	3	299
Tax Effect [Member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	5,822	10,451
Recognized in shareholders' equity	185	(3,665)
Balance at the end of the period	4,935	5,822
Tax Effect [Member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	(1,071)	(864)
Tax Effect [Member] | Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	$ (1)	$ (100)